Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	36Kr Holdings Inc.
Document Period End Date	Dec. 31, 2019
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001779476
Entity Voluntary Filers	No
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	937,358,520
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	841,275,820
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	96,082,700